Note 19 - Research and Development Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross research and development expenses	€ (4,539)	€ (4,577)	€ (3,308)
Research Tax Credit	504	511	448
Grants	154	198	170
Net Research and development expenses	€ (3,881)	€ (3,868)	€ (2,690)